SEGMENT INFORMATION - Non Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Non-current assets	$ 335,170	$ 282,777
United States
Disclosure of geographical areas [line items]
Non-current assets	107,064	101,554
Canada
Disclosure of geographical areas [line items]
Non-current assets	73,820	74,842
Mexico
Disclosure of geographical areas [line items]
Non-current assets	64,847	20,936
Guatemala
Disclosure of geographical areas [line items]
Non-current assets	16,069
Chile
Disclosure of geographical areas [line items]
Non-current assets	10,073	10,073
Peru
Disclosure of geographical areas [line items]
Non-current assets	8,400	8,400
Dominican Republic
Disclosure of geographical areas [line items]
Non-current assets	5,160	6,195
Honduras
Disclosure of geographical areas [line items]
Non-current assets	5,097	5,160
Burkina Faso
Disclosure of geographical areas [line items]
Non-current assets	14,156	16,148
Australia
Disclosure of geographical areas [line items]
Non-current assets	9,152	15,089
Russia
Disclosure of geographical areas [line items]
Non-current assets	6,601	9,677
Cote d'Ivoire
Disclosure of geographical areas [line items]
Non-current assets	4,030	4,030
Ghana
Disclosure of geographical areas [line items]
Non-current assets	3,527	3,527
Argentina
Disclosure of geographical areas [line items]
Non-current assets	3,200	3,200
Various
Disclosure of geographical areas [line items]
Non-current assets	$ 3,974	$ 3,946